Inventories (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Inventory [Line Items]
Inventory Valuation Reserves	¥ 167,062		¥ 89,147	¥ 31,930	$ 25,677
Inventory Write-down	¥ 167,062	$ 25,677	¥ 89,147	¥ 31,930